Capital Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Capital Stock
12. Capital Stock
The authorized capital stock of Teekay at December 31, 2021, 2020, and 2019, was 25 million shares of Preferred Stock, with a par value of $1 per share, and 725 million shares of Common Stock, with a par value of $0.001 per share. As at December 31, 2021, 101,571,141 shares of Common Stock (2020 – 101,108,886) were issued and outstanding and no shares of Preferred Stock issued.

In December 2020, Teekay filed a continuous offering program (or COP) under which Teekay may issue shares of its common stock, at market prices up to a maximum aggregate amount of $65.0 million. As of the date of this Annual Report, no shares of common stock have been issued under this COP.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.
Stock-based compensation
In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2021, the Company had reserved 5,158,441 (2020 – 5,581,663) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted.

No stock options were granted by the Company during the years ended 2021 and 2020. During the year ended December 31, 2019, the Company granted options under the 2013 Plan to acquire up to 2,620,582 shares of Common Stock, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2021, expire between March 8, 2021 and March 14, 2029, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2021, 2020, and 2019, are as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	5,584	10.02	6,075	10.77	3,754	15.54
Granted	—	—	—	—	2,629	3.98
Exercised	—	—	—	—	—	—
Forfeited / expired	(135)	14.22	(491)	19.35	(308)	11.07
Outstanding – end of year	5,449	9.90	5,584	10.02	6,075	10.77
Exercisable – end of year	4,690	10.86	3,490	13.17	2,565	18.25

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2021, 2020 and 2019, are as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	2,094	1.97	3,510	2.26	1,800	4.25
Granted	—	—	—	—	2,629	1.53
Vested	(1,309)	2.22	(1,384)	2.64	(807)	4.18
Forfeited	(26)	1.73	(32)	4.71	(112)	3.33
Outstanding non-vested stock options – end of year	759	1.53	2,094	1.97	3,510	2.26

The weighted average grant date fair value for non-vested options forfeited in 2021 was nominal (2020 – $0.2 million, 2019 – $0.4 million).
As of December 31, 2021, there was $0.2 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans, which amount is expected to be recognized during 2022. During the years ended December 31, 2021, 2020, and 2019, the Company recognized $1.0 million, $1.9 million and $3.0 million, respectively, of compensation cost relating to stock options granted under the Plans. No options were exercised during the years ended December 31, 2021, 2020 and 2019.

As at December 31, 2021, the intrinsic value of outstanding and exercisable stock options was $nil (2020 – $nil). As at December 31, 2021, the weighted-average remaining life of options vested and expected to vest was 5.7 years (2020 – 6.7 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2021 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	2,527	7.2	3.98	1,768	7.2	3.98
$5.00 – $9.99	1,681	5.4	8.97	1,681	5.4	8.97
$10.00 – $19.99	589	5.2	10.18	589	5.2	10.18
$20.00 – $59.99	652	1.4	35.02	652	1.4	35.02
	5,449	5.7	9.90	4,690	5.5	10.86

The weighted-average grant-date fair value of options granted during 2019 was $1.53. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 65.2% in 2019; expected life of 5.5 years in 2019; dividend yield of 5.9% in 2019; risk-free interest rate of 2.5% in 2019; and estimated forfeiture rate of 6.0% in 2019. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and, in 2021 granted, performance share units to certain eligible officers and employees of the Company. Each restricted stock unit, performance share unit and restricted stock award is equal in value to one share of the Company’s common stock (or with respect to the performance share units, one common unit of Seapeak), plus reinvested dividends or distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. The performance share units vest one-third in the month of June of 2022, 2023 and 2024 or in full immediately following closing of the sale of the Teekay Gas Business, which occurred in January 2022. Upon vesting, the value of the restricted stock units and restricted stock awards are paid to each grantee in the form of shares and the value of the performance share units is paid to each grantee in the form of cash.

During 2021, the Company granted 355,944 restricted stock units with a fair value of $1.4 million and 489,443 performance share units with a fair value of $5.7 million, to certain of the Company’s officers and employees. During 2021, a total of 880,320 restricted stock units with a market value of $4.7 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 222,590 shares of common stock, with the issuance of a remaining 481,341 shares deferred. During 2020, the Company granted 986,314 restricted stock units with a fair value of $3.1 million, to certain of the Company’s employees. During 2020, a total of 480,498 restricted stock units with a market value of $3.0 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 256,780 shares of common stock. During 2019, the Company granted 831,118 restricted stock units with a fair value of $3.3 million, to certain of the Company’s employees. During 2019, a total of 317,283 restricted stock units with a market value of $3.0 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 182,653 shares of common stock. For the year ended December 31, 2021, the Company recorded an expense of $2.3 million (2020 – $3.1 million, 2019 – $3.3 million) related to the restricted stock units.

During 2021, the Company also granted 149,366 (2020 – 203,468 and 2019 – 111,808) shares as restricted stock awards with a fair value of $0.6 million (2020 – $0.6 million and 2019 – $0.4 million), based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.

Share-based Compensation of Subsidiaries

During the years ended December 31, 2021, 2020 and 2019, 26,985, 29,595 and 35,419 common units of Seapeak, respectively, and 16,772, 13,125 and 19,918 shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $0.7 million, $0.6 million, and $0.7 million, respectively, were granted and issued to the non-management directors of the general partner of Seapeak and the non-management directors of Teekay Tankers as part of their annual compensation for 2021, 2020 and 2019.

Seapeak and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Seapeak and Teekay Tankers. During 2021, 2020 and 2019, Seapeak granted restricted unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 67,102, 243,940 and 80,100 units of Seapeak and 109,953, 182,120 and 99,064 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $2.8 million, $6.2 million and $2.0 million, respectively, based on Seapeak and Teekay Tankers’ closing unit or stock prices on the grant dates.
Each restricted unit or restricted stock unit is equal in value to one of Seapeak’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

No stock options were granted by Seapeak or Teekay Tankers during the years ended December 31, 2021 and 2020. During March 2019, Teekay Tankers granted 218,223 stock options, with an exercise price of $8.00 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers and to certain employees at Teekay that provide services to Teekay Tankers. During March 2019, Teekay Tankers also granted 58,843 stock options with an exercise price of $8.00 per share that have a ten-year term and vest immediately to non-management directors of Teekay Tankers.